Statutory Financial Data (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) subsidiary	Dec. 31, 2014 USD ($) subsidiary	Dec. 31, 2013 USD ($)
XL Ireland [Member]
Statutory Accounting Practices [Line Items]
Cash and investments, net of liabilities associated with cash sweeping arrangements		$ 11,600	$ 22,400
XL Cayman
Statutory Accounting Practices [Line Items]
Cash and investments, net of liabilities associated with cash sweeping arrangements		900,000	900,000
Bermuda
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	[1]	7,722,123	6,194,832
Actual statutory capital and surplus	[1],[2]	11,112,176	10,309,895
Statutory net income (loss)		$ 1,513,924	361,022	$ 1,241,878
BSCR level for principal operating subsidiaries		100.00%
Maximum permitted dividends as a percentage of prior year statutory capital and surplus		25.00%
Maximum permitted dividends as a percentage of statutory capital		15.00%
Maximum dividend permitted without affidavit		$ 2,800,000	1,400,000
United States
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus	[3]	747,313	668,794
Actual statutory capital and surplus	[2],[3]	2,234,767	2,233,596
Statutory net income (loss)		$ 17,574	155,751	124,310
RBC level for certain operating subsidiaries		100.00%
Maximum permitted dividends as a percentage of statutory policyholder surplus		10.00%
Maximum permitted dividends as a percentage of "Adjusted net investment income"		100.00%
United States | XL Reinsurance America, Inc. [Member]
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	[2],[3]	$ 2,000,000
Maximum dividend permitted without affidavit		31,700
Statutory earned surplus, amount		$ 31,700	205,500
Number of property and casualty subsidiaries | subsidiary		7
United States | Catlin Specialty Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	[2],[3]	$ 213,100
Maximum dividend permitted without affidavit		$ 0
Number of property and casualty subsidiaries | subsidiary		3
Europe, UK, and other
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus		$ 4,445,247	1,604,721
Actual statutory capital and surplus	[2]	6,054,122	2,712,552
Statutory net income (loss)		(125,758)	$ 215,787	$ 1,465
Ireland
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus		1,100,000
Distributable reserves, amount		2,900,000
Funds at Lloyds [Member]
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus		1,600,000
United Kingdom
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus		3,000,000
Switzerland
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus		$ 1,800,000
Statutory earned surplus deficit | United States | XL Reinsurance America, Inc. [Member]
Statutory Accounting Practices [Line Items]
Number of property and casualty subsidiaries | subsidiary		2	0
Statutory earned surplus deficit | United States | Catlin Specialty Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Number of property and casualty subsidiaries | subsidiary		3

[1]	Required statutory capital and surplus at December 31, 2015 represents 100% Bermuda Solvency Capital Requirement ("BSCR") level for the top Bermuda operating subsidiary, XL Insurance (Bermuda) Ltd, calculated on a consolidated basis (and therefore includes a BSCR requirement for all regions).
[2]	Statutory assets in Bermuda include investments in other U.S. and international subsidiaries reported separately herein.
[3]	Required statutory capital and surplus represents 100% Risk-Based Capital level for principal U.S. operating subsidiaries.